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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: ______________

     This Amendment (check one only): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jonathan Wood
Address: PO Box 309 GT
         Ugland House South Church Street
         George Town - Grand Cayman - Cayman Islands

Form 13F File Number: 28-13258

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan Wood
Phone:   +44 7768 480595

Signature, Place and Date of Signing:


/s/ Jonathan Wood                        London, UK     11/15/2010
-------------------------------------   -------------   ----------
[Signature]                             [City, State]     [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----------------------------------
28-12138               SRM Fund Management Cayman Limited
[Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           12

Form 13F Information Table Value Total:       43,294
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                           FORM 13F INFORMATION TABLE

      COLUMN 1         COLUMN 2    COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7  COLUMN 8
-------------------- ------------ --------- -------- ---------------- ---------- -------- ---------
                                              VALUE  SHRS OR SH/ PUT/ INVESTMENT  OTHER    VOTING
    ISSUER NAME       CLASS TITLE   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS AUTHORITY
-------------------- ------------ --------- -------- ------- --- ---- ---------- -------- ---------
APPLE INC            COM          037833100   5,350   18,855 SH       DEFINED               18,855
ASSURED GUARANTY LTD COM          G0585R106   4,346  254,004 SH       DEFINED              254,004
BANK OF AMERICA
   CORPORATION       COM          060505104   1,768  134,935 SH       DEFINED              134,935
BLACKSTONE GROUP L P COM UNIT LTD 09253U108   4,561  359,435 SH       DEFINED              359,435
CITIGROUP INC        COM          172967101   1,432  366,320 SH       DEFINED              366,320
GOLDMAN SACHS GROUP
   INC               COM          38141G104   2,110   14,595 SH       DEFINED               14,595
GOOGLE INC           CL A         38259P508   5,703   10,846 SH       DEFINED               10,846
JPMORGAN CHASE & CO  COM          46625H100   3,498   91,900 SH       DEFINED               91,900
KKR & CO L P DEL     COM UNITS    48248M102   4,214  397,570 SH       DEFINED              397,570
MBIA INC             COM          55262C100   3,710  369,112 SH       DEFINED              369,112
OCH ZIFF CAP MGMT
   GROUP             CL A         67551U105   2,938  197,196 SH       DEFINED              197,196
VIRGIN MEDIA INC     COM          92769L101   3,664  158,886 SH       DEFINED              158,886